DEBT (Details ) - USD ($)		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total				$ 495,404
Less current portion		$ (46,879)		(495,404)
Non-current portion
Amount due to related party		250,000
Equity Markets [Member]
Total				11,227
Equity Markets [Member] | Promissory note [Member]
Total	[1],[2]			11,227
Alpha [Member]
Total				26,554
Alpha [Member] | Promissory note [Member]
Total	[3]			26,554
Sky [Member]
Total				245,655
Sky [Member] | Promissory note 1 [Member]
Total	[2],[4],[5]			8,350
Sky [Member] | Promissory note 2 [Member]
Total	[1],[2],[5],[6]			15,000
Sky [Member] | Promissory note 3 [Member]
Total	[4],[5]			14,975
Sky [Member] | Promissory note 4 [Member]
Total	[4],[5]			80,700
Sky [Member] | Promissory note 5 [Member]
Total	[4],[5]			80,000
Sky [Member] | Promissory note 6 [Member]
Total	[4],[5]			7,000
Sky [Member] | Promissory note 7 [Member]
Total	[4],[5]			3,000
Sky [Member] | Promissory note 8 [Member]
Total	[5]			3,095
Sky [Member] | Promissory note 9 [Member]
Total	[5]			33,535
Oscaleta [Member]
Total				30,834
Oscaleta [Member] | Promissory note 1 [Member]
Total	[3]			17,556
Oscaleta [Member] | Promissory note 2 [Member]
Total	[3]			13,278
East Six Opportunity Fund LLC [Member] | Promissory note [Member]
Total	[3]			13,155
Other [Member]
Total				167,973
Other [Member] | Promissory note 1 [Member]
Total	[7]			10,000
Other [Member] | Promissory note 2 [Member]
Total	[7]			10,000
Other [Member] | Loans from Peter Levine and affiliates [Member]
Total				$ 147,973
New York Farms Group Inc [Member]
Amount due to related party		200,000
Bellissima consultant [Member]
Amount due to related party		$ 50,000

[1]	(B) Convertible into ICNB common stock at a Conversion Price equal to the lesser of (1) $2.50 per share or (2) 50% discount from the lowest closing bid price during the 30 days prior to the Notice of Conversion. See Note 8 (Derivative Liability).
[2]	(D) On December 7, 2016, the Conversion Price on these notes was amended to $0.375 per share. See Note 8 (Derivative Liability).
[3]	(G) Convertible into ICNB common stock at a Conversion Price of $2.50 per share. Contains down round? price protection. See Note 8 (Derivative Liability).
[4]	(C) Convertible into ICNB common stock at a Conversion Price equal to a 50% discount to market. See Note 8 (Derivative Liability).
[5]	(H) In November 2017, the Conversion Price was amended to $0.625 per share and the due date was amended to September 30, 2018.
[6]	(A) Assigned by Equity Markets Advisory Inc.
[7]	(I) In August 2018, the Conversion Price was amended to $0.625 per share and the due date was amended to December 31, 2018.